Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ 648,619	$ 761,134
Non-current assets	3,458,655	3,456,087
Current liabilities	(565,357)	(399,182)
Non-current liabilities	(573,717)	(788,474)
Total shareholders' equity, net	2,968,200	3,029,565	$ 3,063,627	$ 3,047,213
Shareholders of the parent	2,771,522	2,808,328
Non-controlling interests	196,678	221,237	$ 215,590
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	149,945	170,274
Non-current assets	576,028	603,280
Current liabilities	(118,965)	(123,052)
Non-current liabilities	(210,904)	(217,683)
Total shareholders' equity, net	396,104	432,819
Shareholders of the parent	234,187	255,841
Non-controlling interests	161,917	176,978
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	112,420	126,878
Non-current assets	26,038	31,841
Current liabilities	(20,170)	(25,834)
Non-current liabilities	(47,930)	(42,781)
Total shareholders' equity, net	70,358	90,104
Shareholders of the parent	37,332	47,809
Non-controlling interests	33,026	42,295
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	6,252	7,154
Non-current assets	0	0
Current liabilities	(2,286)	(2,653)
Non-current liabilities	0	0
Total shareholders' equity, net	3,966	4,501
Shareholders of the parent	2,379	2,701
Non-controlling interests	1,587	1,800
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	2,141	2,263
Non-current assets	185	182
Current liabilities	(1,094)	(1,165)
Non-current liabilities	(740)	(739)
Total shareholders' equity, net	492	541
Shareholders of the parent	344	377
Non-controlling interests	$ 148	$ 164